Loans and borrowings - Summary of Finance Cost and Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Finance income	$ 58,912	$ 50,208	$ 18,030
Finance cost -	(84,493)	(158,216)	(87,631)
Interest income on short-term bank deposits
Disclosure of detailed information about borrowings [line items]
Finance income	2,316	1,541	954
Interest income on investment
Disclosure of detailed information about borrowings [line items]
Finance income	56,596	48,667	17,076
Interests expense on bank loans
Disclosure of detailed information about borrowings [line items]
Finance cost -	(54,188)	(41,917)	(30,502)
Interests expense on senior convertible notes
Disclosure of detailed information about borrowings [line items]
Finance cost -	0	(87,862)	(42,403)
Interest on factoring
Disclosure of detailed information about borrowings [line items]
Finance cost -	0	(3,315)	(5,393)
Interest expense on lease liabilities
Disclosure of detailed information about borrowings [line items]
Finance cost -	(13,865)	(13,279)	(7,445)
Unwinding of discount and changes in the discount rate
Disclosure of detailed information about borrowings [line items]
Finance cost -	$ (16,440)	$ (11,843)	$ (1,888)